Intangible assets - Summary of Sensitivity Analysis for Cash Generating Unit (Parenthetical) (Detail) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Impairment Test One [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in value in use calculations	11.32%	11.20%
Percentage of currently estimated PLF	26.27%	27.76%
Percentage of increase in discount rate	0.11%
Percentage of decrease in PLF	0.18%
Percentage of increase in future operating and maintenance expenses	8.00%
Future operating and maintenance costs	₨ 750	₨ 700
Impairment Test Two [Member]
Disclosure of detailed information about intangible assets [line items]
Future operating and maintenance costs	₨ 750	₨ 700
Impairment Test Two [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in value in use calculations	10.55%	11.05%
Percentage of currently estimated PLF	22.50%	22.97%
Impairment Test Two [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in value in use calculations	12.38%	12.34%
Percentage of currently estimated PLF	31.70%	32.82%
Impairment Test Three [Member]
Disclosure of detailed information about intangible assets [line items]
Future operating and maintenance costs	₨ 500	₨ 470
Impairment Test Three [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in value in use calculations	10.68%	10.29%
Percentage of currently estimated PLF	18.13%	16.42%
Impairment Test Three [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in value in use calculations	11.51%	10.97%
Percentage of currently estimated PLF	24.62%	29.51%